Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories

	December 31, 2017 $	December 31, 2016 $

Ore stockpiles	3,297	2,715
In-process inventory and finished goods	96,651	50,195
Materials and supplies	68,896	67,920
	168,844	120,830